Fixed And Pledged Deposits - Disclosure In Tabular Form Of Fixed And Pledged Deposits (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Fixed And Pledged Deposits [Abstract]
Fixed deposits		$ 6,960	$ 7,727
Pledged deposits		2,356	2,377
Bank debt instruments held		9,316	10,104
Current	$ 6,555	8,860	7,727
Non- Current		$ 456	$ 2,377